Income Taxes (Roll-Forward of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	¥ 339,922	[1]	¥ 388,551		¥ 443,847
Changes that directly affected Income tax expense	112,781		(1,897)		(4,444)
Expiration of net operating loss carryforwards	0		0		0
Others	(14,359)		(46,732)		(50,852)
Total	(14,359)		(46,732)		(50,852)
Balance at end of fiscal year	¥ 438,344	[1]	¥ 339,922	[1]	¥ 388,551

[1]	The amount includes ¥115,698 million related to MHSC's net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2017. The tax effect of the net operating loss carryforwards is substantially offset by ¥90,204 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.